Share-Based Compensation (Details) - Schedule of summary valuation assumptions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of summary valuation assumptions [Line Items]
Expected term (in years)		6 years 29 days	5 years 11 months 19 days
Expected volatility		40.70%	40.90%
Risk-free interest rate		1.20%	0.50%
Expected dividend yield
RSU Awards [Member]
Share-Based Compensation (Details) - Schedule of summary valuation assumptions [Line Items]
Expected volatility	50.00%
Risk-free interest rate	0.10%
Expected dividend yield
Expected time to transaction (in years)	1 month 2 days
Discount rate	20.00%